Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 42	€ 65	€ 73
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	25	31	34
Interest cost (net)	84	64	62
Actuarial (gains)/losses recognised in the year	23	8	11
Past service cost	1	8	3
Pre-retirement cost	0	0	(24)
Other	(3)	(3)	(3)
Post-employment benefit expense in profit or loss, defined benefit plans	€ 130	€ 108	€ 83